Financial risk management objectives and policies - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Borrowings	$ 30,295	$ 28,622	$ 29,232
Hedging instrument
Total carrying value	(30,295)	(28,622)	(29,232)
Hedged item
Net cash inflow	30	97	(114)
Floating rate
Hedging instrument
Total carrying value	5,617	5,942	6,078
Fair value hedges
Hedging instrument
Total carrying value	(1,468)
Cash flow hedges
Hedging instrument
Total carrying value	$ (2,387)	$ (3,530)	$ (1,802)